Segmented Information	12 Months Ended
Dec. 31, 2025
Segmented Information [Abstract]
Segmented Information
24.	Segmented Information

The Company has four reportable segments: Infrastructure, Cultivation, Distribution and Corporate. Infrastructure activities is a new segment of the Company pursuant to the acquisition of First Towers in August 2025 which relates to the leasing and/or rental of fiber optic networks and telecommunication towers at First Towers in Mexico. Cultivating activities which comprise the “cultivation” segment is made up of the medical cannabis cultivation operations at RPK/Holigen in Portugal up until the sale completion in March 2024 (refer to note 5). Distributing activities relate to the distribution of medical cannabis by Canmart in the United Kingdom up until the winding up in May 2025 (refer to note 6). Corporate activities entail head office costs and other general corporate expenses related to the administration of the broader group. The accounting policies of the operating segments are the same as those described in the summary of material accounting policies. The reportable segments have been determined by management on the basis that these are strategic business units that offer different products and services. The business units in Portugal (up until the sale of subsidiary described in note 5) which fall under the cultivation segment were focused on the cultivation of medical cannabis and medical cannabis biomass respectively, while the business unit in the United Kingdom (up until the winding up described in note 6), which falls under the distribution segment, undertakes the sale and distribution of medical cannabis products. The corporate segment undertakes management and treasury services within the group and for the benefit of all group companies. They are managed separately as each business unit requires different strategies, risk management and technologies.

Set out below is information about the assets and liabilities as at December 31, 2025 and 2024 and profit or loss from each segment for the years ended December 31, 2025 and 2024:

	As at December 31, 2025
Financial statement line item:	Infrastructure	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$3,831,917	$335,689	$—	$2,027,949	$6,195,555
Reportable segment liabilities	2,111,874	150,358	—	15,923,760	18,185,992

	As at December 31, 2024
Financial statement line item:	Infrastructure	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$—	$2,232,785	$1,052,080	$4,629,218	$7,914,083
Reportable segment liabilities	—	133,163	1,026,211	2,478,171	3,637,545

	For the year ended December 31, 2025
Financial statement line item:	Infrastructure	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$258,075	$—	$—	$—	$258,075
Intersegment revenues	—	—	—	—	—
Other income (expense)	(42,501,110)	(2,158,885)	—	3,201,579	(41,458,416
Finance income	(92,457)	—	—	92,457	—
Finance expense	(28,742)	—	—	(896,350)	(925,092)
Depreciation & amortization	264,532	—	—	169,161	433,693
Discontinued operations	—	—	10,911,606	(10,404,002)	507,604
Reportable segment loss	(43,269,642)	(2,170,333)	—	(1,419,336)	(46,859,311)
	For the year ended December 31, 2024
Financial statement line item:	Infrastructure	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$—	$—	$—	$—	$—
Intersegment revenues	—	—	—	—	—
Other income (expense)	—	(879,154)	—	1,675,644	796,490
Finance income	—	—	—	2,953	2,953
Finance expense	—	—	—	(81,083)	(81,083)
Depreciation & amortization	—	—	—	137,271	137,271
Discontinued operations	—	(827,620)	43,414	—	(784,206)
Reportable segment income (loss)	—	(206,397)	43,414	(3,933,046)	(4,096,029)

Set out below are reconciliations of each reportable segment’s revenues, profit or loss for the years ended December 31, 2025 and 2024, and assets and liabilities as at December 31, 2025 and 2024:

	For the year ended December 31, 2025
Revenues	Infrastructure	Cultivation	Distribution	Corporate	Total
Total revenues	$258,075	$—	$—	$—	$258,075
Elimination of inter segment revenue	—	—	—	—	—
Total revenue	$258,075	$—	$—	$—	$258,075

For the year ended December 31, 2024
Revenues	Infrastructure	Cultivation	Distribution	Corporate	Total
Total revenues	$—	$—	$—	$—	$—
Elimination of inter segment revenue	—	—	—	—	—
Total revenue	$—	$—	$—	$—	$—

	For the year ended December 31, 2025
Loss	Infrastructure	Cultivation	Distribution	Corporate	Total
Total loss for reportable segments	$(43,269,642)	$(2,170,333)	$(10,911,606)	$8,984,666	$(47,366,915)
Total loss on discontinued operations	—	—	10,911,606	(10,404,002)	507,604
Elimination of inter segment profit or loss	—	—	—	—	—
Loss before income tax expense	$(43,269,642)	$(2,170,333)	$—	$(1,419,336)	$(46,859,311)

	For the year ended December 31, 2024
Loss	Infrastructure	Cultivation	Distribution	Corporate	Total
Total loss for reportable segments	$—	$621,223	$—	$(3,933,046)	$(3,311,823)
Total loss on discontinued operations	—	(827,620)	43,414	—	(784,206)
Elimination of inter segment profit or loss	—	—	—	—	—
Loss before income tax expense	$—	$(206,397)	$43,414	$(3,933,046)	$(4,096,029)
	As at December 31, 2025
Assets	Infrastructure	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$3,831,917	$335,689	$—	$100,152,700	$104,320,306
Elimination of inter segment assets	—	—	—	(98,124,751)	(98,124,751)
Segments’ assets	$3,831,917	$335,689	$—	$2,027,949	$6,195,555

	As at December 31, 2024
Assets	Infrastructure	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$—	$2,232,785	$1,052,080	$50,488,643	$53,773,508
Elimination of inter segment assets	—	—	—	(45,859,425)	(45,859,425)
Segments’ assets	$—	$2,232,785	$1,052,080	$4,629,218	$7,914,083

	As at December 31, 2025
Liabilities	Infrastructure	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$12,841,578	$1,072,219	$—	$38,754,893	$52,668,690
Elimination of inter segment liabilities	(10,729,704)	(921,860)	—	(22,831,134)	(34,482,698)
Entity’s liabilities	$2,111,874	$150,359	$—	$15,923,759	$18,185,992

	As at December 31, 2024
Liabilities	Infrastructure	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$—	$883,397	$11,169,051	$25,958,535	$38,010,983
Elimination of inter segment liabilities	—	(750,234)	(10,142,840)	(23,480,364)	(34,373,438)
Entity’s liabilities	$—	$133,163	$1,026,211	$2,478,171	$3,637,545